UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ];        Amendment Number:
                                                      -------

     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
          ---------------------------------------
Address:  3060 PEACHTREE ROAD, NW SUITE 1555
          ---------------------------------------
          ATLANTA GA  30066
          ---------------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MICHAEL MCCARTHY
        ----------------------------------------
Title:  PRINCIPAL
        ----------------------------------------
Phone:  404-842-9600
        ----------------------------------------

Signature, Place, and Date of Signing:

/s/ MICHAEL MCCARTHY      ALANTA, GA 30066
--------------------    --------------------     --------------------
    [Signature]            [City, State]                [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

 Form 13F File Number             Name

  28-
     ----------------------       ---------------------
     [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:      Shapiro Capital Management 3/31/2003

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           36

Form 13F Information Table Value Total:          $970,024  (thousands)
                                                 ----------

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 Form 13F File Number             Name

  28-
     ----------------------       ---------------------
     [Repeat as necessary.]



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
                                                                       FORM 13F

                                                                   (SEC USE ONLY)
Page 1 of 2                               Name of Reporting Manager : SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
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                                                                                    Investment         Manager's   Voting Authority
                                                             Fair        Shares of  Discretion           See         (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                 common      714046109   $62,864,302     7,071,350   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Broadwing Inc.                    common      111620100   $60,663,068    15,165,767   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties         common      871142105   $60,367,019     3,459,428   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Earthlink Inc.                    common      270321102   $55,279,264     9,613,785   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Tom Brown Inc.                    common      115660201   $52,777,,272    2,180,879   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Instinet Group Incorporated       common      457750107   $51,309,787    14,618,173   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International     common      170032809   $50,381,371     4,592,650   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter Inc.              common      075811109   $47,596,060     1,398,650   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
US Cellular                       common      911684108   $45,927,353     1,945,250   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.            common      72813P100   $45,460,915     5,640,312   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Primedia, Inc.                    common      74157K101   $45,368,306    18,517,676   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.           common      93317Q105   $43,283,612     4,963,717   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co.            common      410768105   $42,709,609     6,570,709   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.          common      808655104  $39,946,302      2,907,300   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Company        common      29255w100   $35,797,613     1,940,250   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp               common      74955w307   $32,140,917     1,082,915   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Duane Reade Inc.                  common      263578106   $30,918,278     2,438,350   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc. CL B           CL B common      366651206   $27,138,346     3,604,030   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
CNA Surety Corporation            common      12612L108   $26,449,488     3,306,186   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Viasys Healthcare                 common      92553Q209   $23,592,380     1,685,170   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.             common      737464107   $23,301,466       964,864   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
Wabtec Corporation                common      929740108   $22,634,067     1,949,532   a                           a
-----------------------------------------------------------------------------------------------------------------------------------
                   SubTotal                              $925,906,791   115,616,943
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

                                                                 FORM 13F

                                                                   (SEC USE ONLY)
Page 2 of 2                               Name of Reporting Manager : SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

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          Item 1:               Item 2:        ITEM 3:      ITEM 4:       ITEM 5:    ITEM 6            ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Investment         Manager's   Voting Authority
                                                             Fair        Shares of  Discretion           See         (shares)
       Name of Issuer           Title of        CUSIP       Market       Principal  (a)   (b)   (c)    Instr V   (a)  (b)     (c)
                                Class           Number       Value         Amount   Sole Shared Other           Sole Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

Gartner, Inc.                    common      366651107   $14,973,080     2,154,400    a                           a
-----------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner                  common      00184a105    $6,689,760      616,000     a                            a
-----------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                     common      219350105    $4,529,679      775,630     a                            a
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp-A             common      530718105    $3,623,608      372,416     a                            a
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Telephone and Data Systems       common      879433100    $2,577,330       63,000     a                            a
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AT&T Wireless Services Inc.      common      00209A106    $2,314,950      350,750     a                            a
-----------------------------------------------------------------------------------------------------------------------------------
Edison International             common      281020107    $2,258,850      165,000     a                            a
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OGE Energy Corp.                 common      670837103    $1,763,306       98,125     a                            a
-----------------------------------------------------------------------------------------------------------------------------------
Bull Run Corporation             common      120182100    $1,606,498    3,346,870     a                            a
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Energizer Holdings, Inc.         common      29266r108    $1,401,950       55,000     a                            a
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Tredegar Corporation             common      894650100    $  762,111       63,775     a                            a
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Gray Television Inc CL B    CL B common      389375106    $  650,223       72,247     a                            a
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Rayovac Corporation              common      755081106    $  588,613       54,250     a                            a
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American Annuity                 common      023833205    $  378,063       15,300     a                            a

                    Total                               $970,024,811  123,819,706
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

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